Common Stock Options, Warrants and Restricted Stock Units - Schedule Summarizes Changes in Stock Option (Details) - Stock Options [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of Shares Options Outstanding Beginning Balance	2,402,500	51,350	87,850
Number of Options Granted		2,370,000
Number of Options Exercised
Number of Options Expired	(1,180,000)	(18,850)	(36,500)
Number of Shares Options Outstanding Ending Balance	1,222,500	2,402,500	51,350
Number of Shares Options Exercisable	1,030,829	1,939,062
Weighted Average Exercise Price Granted
Weighted Average Exercise Price Exercised
Weighted Average Remaining Contractual Life (in years) Outstanding, Beginning	4 years 18 days	7 years 1 month 13 days	3 years 5 months 1 day
Weighted Average Remaining Contractual Life (in years) Outstanding, Ending	3 years 1 month 27 days	4 years 18 days	7 years 1 month 13 days
Weighted Average Remaining Contractual Life (in years) Exercisable	3 years 22 days	3 years 11 months 12 days
Aggregate Intrinsic Value Outstanding
Aggregate Intrinsic Value Outstanding
Aggregate Intrinsic Value Exercisable
Weighted Average Exercise Price Per Share Outstanding Beginning	$ 0.81	$ 15.00	$ 14.00
Weighted Average Exercise Price Per Share Options Granted		0.62
Weighted Average Exercise Price Per Share Options Exercised
Weighted Average Exercise Price Per Share Options Expired	0.53	14.84	12.00
Weighted Average Exercise Price Per Share Outstanding Ending	1.08	0.81	15.00
Weighted Average Exercise Price Per Share Exercisable	1.18	0.88
Minimum [Member]
Weighted Average Exercise Price Outstanding Beginning Balance	0.50	12.00	9.00
Weighted Average Exercise Price Granted		0.50
Weighted Average Exercise Price Exercised
Weighted Average Exercise Price Expired	0.50	0.12	9.00
Weighted Average Exercise Price Outstanding Ending Balance	0.50	0.50	12.00
Exercise Price Per Share Exercisable	0.50	0.50
Maximum [Member]
Weighted Average Exercise Price Outstanding Beginning Balance	15	15.00	15.00
Weighted Average Exercise Price Granted		1.00
Weighted Average Exercise Price Exercised
Weighted Average Exercise Price Expired	1.00	0.15	21.00
Weighted Average Exercise Price Outstanding Ending Balance	15	15	$ 15.00
Exercise Price Per Share Exercisable	$ 15	$ 15